FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2012 (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
None	$—	$—	$—	$—

Total assets measured at fair value	$—	$—	$—	$—

Liabilities
Derivative liability (1)	$344	$—	$—	$344

Total liabilities measured at fair value	$344	$—	$—	$344

(1) See Note 4 for additional discussion.

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

We classify financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.

(in thousands)	Derivative Liability
Balance at December 31, 2011	$—
Total gains or losses (realized and unrealized)
Included in net loss	52
Valuation adjustment	—
Purchases, issuances, and settlements, net	292
Transfers to Level 3	—

Balance at September 30, 2012	$344